Commitments and Contingencies (Schedule of Purchase Obligations) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2021	$ 214
2022	132
2023	89
2024	53
2025	26
Thereafter	42
Total purchase obligations	$ 556